ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE

7. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	December 31, 2022	December 31, 2021
Trade receivables	$161,373	$132,467
Less: allowance for credit losses	(12,664)	(2,052)
Total	$148,709	$130,415

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at December 31, 2022 and December 31, 2021 were $161.4 million and $132.5 million, respectively. The movement in the allowance for credit losses is as follows (in US$ thousands):

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Allowance for credit losses at beginning of period	$(2,052)	$(1,722)	$(1,843)
CECL Accounting Standard Adoption (Note 3)	(2,773)	-	-
(Increase) decrease to allowance for the period	(8,185)	(769)	(261)
(Recovery) write-off of credit losses	346	439	382
Allowance for credit losses at end of period	$(12,664)	$(2,052)	$(1,722)

The Company’s allowance for credit losses at December 31, 2022, includes $9.4 million related to the application of the CECL accounting standard.